EDWARD JONES MONEY MARKET FUND

12555 Manchester Road

Saint Louis, Missouri 63131

June 30, 2017

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: EDWARD JONES MONEY MARKET FUND (“Registrant”) Investment Shares Retirement Shares 1933 Act File No. 2-66437 1940 Act File No. 811-2993

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated July 1, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 69 on June 28, 2017.

If you have any questions regarding this certification, please contact me at (314) 515-5242.

Very truly yours,

/s/ Helge K. Lee
Helge K. Lee
Secretary